Guarantees - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Guarantor Obligations [Line Items]
Residual value guarantees on operating lease commitments	120
Accrued guarantees recorded in accounts payable and accrued liabilities	3	6